Expenses by nature and function	12 Months Ended
Dec. 31, 2021
Expenses by nature and function

34 Expenses by nature and function

 Schedule of expenses by nature and function

	2021	2020	2019

Classification by nature:
Raw materials other inputs	(63,570,499)	(37,913,921)	(37,380,310)
Personnel expenses	(3,478,323)	(3,074,305)	(3,004,762)
Outsourced services	(3,193,970)	(2,219,413)	(3,242,373)
Depreciation and amortization	(4,178,433)	(4,048,081)	(3,632,265)
Freights	(2,966,229)	(2,321,740)	(2,204,453)
Costs of idle industrial plants	(338,987)	(518,528)	(309,742)
Provision - geological event in Alagoas	(1,339,765)	(6,901,828)	(3,383,067)
PIS and COFINS credits - exclusion of ICMS from the calculation basis	1,031,099	310,557	1,904,206
Other general and administrative expenses	(1,551,191)	(1,908,729)	(927,294)
Total	(79,586,298)	(58,595,988)	(52,180,060)

Classification by function:
Cost of products sold	(73,568,231)	(47,331,414)	(45,879,118)
Selling and distribution	(2,055,640)	(1,852,055)	(1,783,455)
(Loss) reversals for impairment of trade accounts receivable	(8,914)	(55,252)	(7,069)
General and administrative	(2,522,127)	(1,918,747)	(2,224,180)
Research and development	(296,583)	(250,648)	(247,730)
Other income	1,534,487	750,749	2,408,434
Other expenses	(2,669,290)	(7,938,621)	(4,446,942)
Total	(79,586,298)	(58,595,988)	(52,180,060)